Condensed Consolidated Statement of Changes in Equity (Unaudited) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended						12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2020
Statement of Stockholders' Equity [Abstract]
Net loss allocated to redeemable non controlling interest	$ 665	$ 349	$ 221	$ 43	$ 83	$ 332	$ 642